Income taxes - Reconciliation of Reported Income Taxes in the Income Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Net earnings (losses)	$ 2,327	$ 2,926
Add back income taxes	996	967
Earnings before income taxes	$ 3,323	$ 3,893
Applicable statutory tax rate	26.80%	26.80%
Income taxes computed at applicable statutory rates	$ (891)	$ (1,043)
Non-taxable portion of gains on investments	5	4
Uncertain tax positions	16	91
Change in estimate relating to prior periods	10	0
Non-taxable portion of equity losses	(149)	(18)
Other	13	(1)
Total income taxes	$ (996)	$ (967)
Average effective tax rate	30.00%	24.80%